Information Concerning the Group's Consolidated Operations - Additional Information (Detail) € in Millions					12 Months Ended
	Dec. 13, 2023 USD ($)	Oct. 06, 2023 USD ($)	Jun. 19, 2023 USD ($)	Feb. 12, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Nov. 14, 2023 USD ($)
Consolidated operations [line items]
Increase (decrease) in net foreign exchange gain					$ 10,100,000
Credits and net operating loss carryforwards					$ 155,673,000	$ 124,263,000	$ 157,823,000
Carryforwards limit that can be offset against future taxable profit, additional percentage of profit exceeding the limit					50.00%			50.00%
Revenue from performance obligation					$ 1,500,000
Decrease /increase in financial income					126,000,000	126,000,000
Net foreign exchange gain					17,618,000	7,541,000	11,860,000
Decrease /increase in financial Expenses					22,800,000	22,800,000
Increase/ Decrease in foreign exchange losses					11,900,000
Net foreign exchange loss					13,402,000	1,481,000	2,119,000
Loss in fair value recognized in profit and loss					5,700,000
Derivative fair value					42,700,000				$ 48,400,000
Interest expense on EIB loan					1,500,000
Decrease of interest expense on lease liabilities					400,000
Upfront amount				$ 20,000,000			20,000,000
Milestone revenue					15,800,000
Decrease in lease debt interest expense					400,000
Change In Fair Value Of Foreign Exchange Loss					(12,100,000)
Decrease in operating expenses					8,900,000
Decrease in purchases, external expenses and other						4,800,000
Decrease in wages						5,300,000
Decrease in non-cash stock based compensation expense						800,000
Decrease in cost of revenues						1,000,000
Increase of other operating expenses						2,700,000
Commercial litigation						500,000
Reimbursement of research tax credit						700,000
Provision for risk						500,000
Gain on money market funds fair value measurement					200,000
Reclassified from other comprehensive income					8,000,000
Increase in financial investments gains					2,500,000
Increase in social charges						300,000
Tax on stock options						1,000,000
Decrease In Foreign Exchange Loss					600,000
Decrease In Foreign Exchange Gains Losses					4,300,000
Decrease In Financial Income						4,300,000	4,300,000
Other revenues from collaboration agreements recognized on licence agreement amendment					1,000,000
Increase (decrease) in other income					1,900,000
Other income					8,438,000	6,553,000	8,250,000
Convertible Notes [Member]
Consolidated operations [line items]
Decrease /increase in financial Expenses						11,300,000	11,300,000
Net foreign exchange loss						1,500,000	2,100,000
EIB Warrants [Member]
Consolidated operations [line items]
Change In Fair Value Of Foreign Exchange Loss					2,400,000
Grant and Refundable Advance Agreement [Member]
Consolidated operations [line items]
Percentage of grant and refundable advance		0.152	0.161
Grant received					1,400
Bpifrance [Member]
Consolidated operations [line items]
Research tax credit prefinancing interest expense					400,000
Bpifrance [Member] | Grant and Refundable Advance Agreement [Member]
Consolidated operations [line items]
Increase (decrease) in other income					1,700,000
Grand refundable advance received		$ 1,900,000	$ 900,000
Fair value of loan					1,400,000
Fair value of loan grant					1,400,000
Grant received					300,000
Other income					1,700,000
Bpifrance [Member] | Grant and Refundable Advance Agreement [Member] | Credit Spread [Member]
Consolidated operations [line items]
Percentage of grant and refundable advance		0.152	0.161
Cytovia [Member]
Consolidated operations [line items]
Decrease in financial loss					4,400,000
Financial loss					7,800,000	12,100,000
Other Income [Member] | Bpifrance [Member] | Grant and Refundable Advance Agreement [Member]
Consolidated operations [line items]
Fair value of loan grant			$ 1,400,000
Grant received		$ 300,000
Astra Zeneca [Member]
Consolidated operations [line items]
Loss in fair value recognized in profit and loss					5,700,000
Equity investment									$ 140,000,000
Allogene Therapeutics Inc. [Member]
Consolidated operations [line items]
Revenue from performance obligation				$ 10,000,000
Top of Range [member]
Consolidated operations [line items]
Carryforwards limit that can be offset against future taxable profit | €								€ 1.0
France [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards					590,000,000	453,000,000	387,000,000
Reimbursement of research tax credit	$ 700,000
United States [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards					29,800,000	$ 38,600,000	$ 57,700,000
United States [Member] | Federal Tax Authority [Member] | Cellectis, Inc. and Cellectis Biologics Inc. [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards					0
Federal R&D tax credits, tax loss carryforwards					6,200,000
United States [Member] | State And Local Tax Authority [Member] | Cellectis, Inc. and Cellectis Biologics Inc. [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards					$ 29,800,000
United States [Member] | Top of Range [member] | Federal Tax Authority [Member] | Cellectis, Inc. and Cellectis Biologics Inc. [Member]
Consolidated operations [line items]
Federal R&D tax credits, expiration period					2042
United States [Member] | Bottom of Range [member] | Federal Tax Authority [Member] | Cellectis, Inc. and Cellectis Biologics Inc. [Member]
Consolidated operations [line items]
Federal R&D tax credits, expiration period					2035
Client A [Member]
Consolidated operations [line items]
Percentage of Revenue					57.00%	82.00%	45.00%
Client B [Member]
Consolidated operations [line items]
Percentage of Revenue							35.00%
Calyxt [Member]
Consolidated operations [line items]
Loss in fair value of retained investment					$ 5,900,000
Client C [Member]
Consolidated operations [line items]
Percentage of Revenue							18.00%